NEW PROVIDENCE INVESTMENT TRUST

________________________________________________________________________________

                                   WISDOM FUND

                           INSTITUTIONAL CLASS SHARES
________________________________________________________________________________

                                   SUPPLEMENT
                               Dated July 25, 2001

This Supplement to the Prospectus dated September 29, 2000 for the Institutional Class Shares of the Wisdom Fund ("Fund"), a series of the New Providence Investment Trust, is being updated to include additional information as described below. For further information, please contact the Fund toll-free at 1-877-352-0020. You may also obtain additional copies of the Prospectus, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

o  The "Fees and Expenses of the Fund" section on page 4 should read as follows:

                 Shareholder Fees for Institutional Class Shares
                    (fees paid directly from your investment)
                    -----------------------------------------
      Maximum Sales Charge (Load) Imposed On Purchases
         (as a percentage of offering price) .......................None
      Redemption Fee
         (as a percentage of amount redeemed).......................None


        Annual Fund Operating Expenses for the Institutional Class Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------
      Management Fees...............................................0.50%
      Distribution and/or Service (12b-1) Fees......................None
      Other Expenses................................................2.80%
                                                                    ----
            Total Annual Fund Operating Expenses*...................3.30%
            Fee Waivers and/or Expense Reimbursements..............(1.55)%
                                                                    ----
            Net Expenses............................................1.75%
                                                                    ====

* "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Institutional Class Shares of the Fund for the fiscal year ended May 31, 2001. The Adviser has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.75% of the average daily net assets of the Institutional Class Shares of the Fund for the fiscal year ending May 31, 2002. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees. See the "Management of the Fund - Expense Limitation Agreement" section below for more detailed information. For the fiscal year ended May 31, 2001, this contractual agreement provided that Total Annual Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) would not exceed 1.50% of the average daily net assets of the Institutional Class Shares of the Fund. This agreement was amended on April 26, 2001 to increase this expense limitation for the fiscal year ending May 31, 2002 to 1.75%, effective on August 1, 2001. Consequently, "Fee Waivers and/or Expense Reimbursements" has been restated to reflect the agreed expense limitation as currently in effect as if it had been in effect for the fiscal year ended May 31, 2001. After additional voluntary waivers and reimbursements of a portion of the fees and expenses of the Fund by the Adviser, Total Annual Fund Operating Expenses were 0.26% of the average daily net assets of the Institutional Class Shares for the fiscal year ended May 31, 2001. These additional voluntary waivers and reimbursements are not expected to continue in the future.

EXAMPLE: This example shows you the expenses you may pay over time by investing in the Fund. It should help you compare the costs of investing in the Fund versus other mutual funds. The projections are based upon a hypothetical investment of $10,000. The projection assumes a 5% total investment return, and assumes that the Fund's expenses will remain exactly the same, although fee waivers and reimbursements made in accordance with the Expense Limitation Agreement are not reflected in the three, five, and ten years examples. Both scenarios are unlikely to occur simultaneously, so the projection should be considered only an estimate. Your actual costs will almost certainly be higher or lower.

------------------------- ------------ ------------- ------------- -------------
     Number of Years         1 Year       3 Years       5 Years      10 Years
------------------------- ------------ ------------- ------------- -------------
          Fees                $178          $871         $1,588       $3,489
------------------------- ------------ ------------- ------------- -------------





o The first paragraph under the "Management of the Fund - Expense Limitation Agreement" section on page 6 is modified as follows:

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Adviser has entered into an amended expense limitation agreement with the Trust ("Expense Limitation Agreement"), pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.75% of the average daily net assets of the Institutional Class Shares of the Fund for the fiscal year to end May 31, 2002. It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is specifically approved by a majority of the Trustees of the Trust who (i) are not "interested persons" of the Trust or any other party to this Expense Limitation Agreement, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of this Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated under certain conditions as described in the Expense Limitation Agreement.







          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------

                         NEW PROVIDENCE INVESTMENT TRUST

________________________________________________________________________________

                                   WISDOM FUND

                                 CLASS B SHARES
                                 CLASS C SHARES
                              INVESTOR CLASS SHARES
________________________________________________________________________________

                                   SUPPLEMENT
                               Dated July 25, 2001

This Supplement to the Prospectus dated September 29, 2000 for the Class B Shares, Class C Shares, and Investor Class Shares of the Wisdom Fund ("Fund"), a series of the New Providence Investment Trust, is being updated to include additional information as described below. For further information, please contact the Fund toll-free at 1-877-352-0020. You may also obtain additional copies of the Prospectus, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

o  The "Fees and Expenses of the Fund" section on page 4 should read as follows:


                                              Shareholder Fees
                                 (fees paid directly from your investment)
                                 -----------------------------------------

------------------------------------------------------------------ ------------- ------------- --------------
                                                                                                  Investor
                                                                      Class B       Class C        Class
                                                                      Shares        Shares         Shares
------------------------------------------------------------------ ------------- ------------- --------------
Maximum Sales Charge (Load) Imposed On Purchases
   (as a percentage of offering price)                                 0.00%         0.00%          5.75%
------------------------------------------------------------------ ------------- ------------- --------------
Maximum Deferred Sales Charge
   (as a percentage of purchase amount or
    redemption proceeds, whichever is lower)                           4.00%^1       1.00%^2        None^3
------------------------------------------------------------------ ------------- ------------- --------------
Redemption Fee                                                         None          None           None
------------------------------------------------------------------ ------------- ------------- --------------


                                       Annual Fund Operating Expenses
                                (expenses that are deducted from Fund assets)
                                ---------------------------------------------

------------------------------------------------------------------ ------------- ------------- --------------
                                                                                                  Investor
                                                                      Class B       Class C        Class
                                                                      Shares        Shares         Shares
------------------------------------------------------------------ ------------- ------------- --------------
Management Fees                                                        0.50%         0.50%          0.50%
------------------------------------------------------------------ ------------- ------------- --------------
Distribution and/or Service (12b-1) Fees                               1.00%         1.00%          0.25%
------------------------------------------------------------------ ------------- ------------- --------------
Other Expenses                                                         2.83%         2.94%          3.11%
                                                                       ----          ----           ----
------------------------------------------------------------------ ------------- ------------- --------------
     Total Annual Fund Operating Expenses^4                            4.33%         4.44%          3.86%
------------------------------------------------------------------ ------------- ------------- --------------
     Fee Waiver and/or Expense Reimbursements                         (1.58)%       (1.69)%        (1.86)%
                                                                       ----          ----           ----
------------------------------------------------------------------ ------------- ------------- --------------
     Net Expenses^5                                                    2.75%         2.75%          2.00%
                                                                       ====          ====           ====
------------------------------------------------------------------ ------------- ------------- --------------

   1 Maximum Deferred Sales Charge or "contingent deferred sales charge" for the Class B Shares is imposed on proceeds redeemed within a six year period at the following rates: 4.00% the first and second years, 3.00% the third and fourth years, 2.00% the fifth year, and 1.00% the sixth year. Class B Shares will convert automatically to Investor Class Shares after the eighth year, without the imposition of any sales load. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less.

   2 Maximum Deferred Sales Charge or "contingent deferred sales charge" for the Class C Shares is imposed on proceeds redeemed within one year of the purchase date. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less.

   3 The Investor Class Shares imposes a 1.00% "contingent deferred sales charge" for transactions over $1,000,000 on proceeds that are redeemed within one year of the purchase date.

   4 "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Fund for the fiscal year ended May 31, 2001. The Adviser has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.75% of the average daily net assets of each class of shares of the Fund for the fiscal year ending May 31, 2002. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees. See the "Expense Limitation Agreement" section below for more detailed information. For the fiscal year ended May 31, 2001, this contractual agreement provided that Total Annual Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) would not exceed 1.50% of the average daily net assets of each class of shares of the Fund. This agreement was amended on April 26, 2001 to increase this expense limitation for the fiscal year ending May 31, 2002 to 1.75% effective, on August 1, 2001. Consequently, "Fee Waivers and/or Expense Reimbursements" has been restated to reflect the agreed expense limitation as currently in effect as if it had been in effect for the fiscal year ended May 31, 2001.

   5 After additional voluntary waivers and reimbursements of a portion of the fees and expenses of the Fund by the Adviser, Total Annual Fund Operating Expenses were 1.28%, 1.41%, and 0.68% of the average daily net assets of the Class B Shares, Class C Shares, and Investor Class Shares, respectively, of the Fund for the fiscal year ended May 31, 2001. These additional voluntary waivers and reimbursements are not expected to continue in the future.



EXAMPLE: This example shows you the expenses you may pay over time by investing in the Fund. It should help you compare the costs of investing in this Fund versus other mutual funds. The projections are based upon a hypothetical investment of $10,000 in each of Class B Shares, Class C Shares, and Investor Class Shares of the Fund for the periods indicated and that the full amount invested is redeemed at the end of each period. The projection assumes a 5% total investment return and that the Fund's expenses will remain exactly the same, although fee waivers and reimbursements made in accordance with the Expense Limitation Agreement are not reflected in the three, five, and ten years examples. Both scenarios are unlikely to occur simultaneously, so the projection should be considered only an estimate. Your actual costs, which may be higher or lower, based on these assumptions would be:


------------------------- ------------ ------------- ------------- -------------
                             1 Year       3 Years       5 Years      10 Years
------------------------- ------------ ------------- ------------- -------------
     Class B Shares           $678         $1,470        $2,273       $4,385
------------------------- ------------ ------------- ------------- -------------
     Class C Shares           $378         $1,191        $2,114       $4,468
------------------------- ------------ ------------- ------------- -------------
  Investor Class Shares       $766         $1,524        $2,300       $4,317
------------------------- ------------ ------------- ------------- -------------

o The first paragraph under the "Management of the Fund - Expense Limitation Agreement" section on page 6 is modified as follows:

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Adviser has entered into an amended expense limitation agreement with the Trust ("Expense Limitation Agreement"), pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.75% of the average daily net assets of the Class B Shares, Class C Shares, and Investor Class Shares of the Fund for the fiscal year to end May 31, 2002. It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is specifically approved by a majority of the Trustees of the Trust who (i) are not "interested persons" of the Trust or any other party to this Expense Limitation Agreement, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of this Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated under certain conditions as described in the Expense Limitation Agreement.



o  The following section is added to page 10 of the Prospectus:

Waived Sales Charges

Under certain conditions, Investor Class Shares of the Fund may be purchased without a sales charge. These conditions may include purchases made through or by the following:

        o Employee benefit plans having more than 25 eligible employees or a minimum of $250,000;
        o Employees of dealers that are members of the National Association of Securities Dealers, Inc. (NASD), members of their immediate families, and their employee benefit plans;
        o Certain trust companies, bank trust departments, and investment advisers that invest on behalf of their clients and charge account management fees;
        o Participants in "no transaction fee" programs of discount brokerages that maintain an omnibus account with the funds;
        o Individuals investing distributions from tax-deferred savings and retirement plans; or
        o Individuals purchasing shares with redemption proceeds (made within the previous 180 days) of another mutual fund where a sales charge has previously been charged (proof of the redemption date may be required).

The Adviser may also waive the sales charges for larger purchases or under certain conditions. Please contact the Adviser or the Distributor to determine eligibility for waived sales charges.





          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------






                                       3